PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of property, plant and equipment [Table Text Block]
	March 31, 2024	December 31, 2023
Land	$292	$298
Buildings	91	78
Machinery and office equipment	697	696
Vehicles	37	37
Total	1,117	1,109
Less: accumulated depreciation	(331)	(262)
Property, plant and equipment, net	$786	$847

	December 31, 2023	December 31, 2022
Thousands of United States dollars
Land	$298	$291
Buildings	78	-
Machinery and office equipment	696	1,098
Vehicles	37	37
Total	1,109	1,426
Less: accumulated depreciation	(262)	(208)
Property, plant and equipment, net	$847	$1,218

TruHC Pharma GmbH [Member]
Schedule of property, plant and equipment [Table Text Block]
	March 31, 2024	December 31, 2023
Machinery and office equipment	€119,062	€119,062
Less: accumulated depreciation	27,967	24,225
Property, plant and equipment, net	€91,095	€94,837

	December 31, 2023	December 31, 2022
Machinery and office equipment	€119,062	€114,325
Less: accumulated depreciation	24,225	9,550
Property, plant and equipment, net	€94,837	€104,775